Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 6,641,941	$ 6,488,569
Accounts payable and accrued expenses (Note 9)	1,598,404	1,799,330
Three months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	11,176	14,639
Long-term debt	114,420	111,676
Suppliers	353,806	245,100
Accounts payable and accrued expenses (Note 9)	1,187,345	1,378,657
Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	797,339	223,596
Long-term debt	215,815	199,696
2021
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	2,238,558	228,073
Long-term debt	233,123	204,492
Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	3,881,097	6,446,644
Long-term debt	$ 6,408,818	$ 6,284,077